Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2019
Schedules of Concentration of Risk, by Risk Factor

The Bank’s portfolio of loans, credit substitute securities and non-funded exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2018 and March 31, 2019 the exposures are as set forth below.

	As of March 31, 2018
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	1,948,328.2	Rs.	—	Rs.	665.4	Rs.	1,948,993.6	22.7
Retail trade		385,217.8		1,181.4		13,091.9		399,491.1	4.6
NBFC/Financial Intermediaries		231,249.9		110,494.4		6,888.5		348,632.8	4.1
Automobile & Auto Ancillary		299,680.3		13,105.7		30,876.7		343,662.7	4.0
Consumer Services		308,333.2		3,461.5		14,077.5		325,872.2	3.8
Agriculture Production — Food		318,643.5		497.9		614.9		319,756.3	3.7
Road Transportation		310,740.7		0.0		5,247.2		315,987.9	3.7
Real Estate & Property Services		233,700.5		1,982.5		27,280.7		262,963.7	3.1
Engineering		133,216.6		2,470.7		99,933.4		235,620.7	2.7
Power		159,239.8		34,738.6		36,017.7		229,996.1	2.7
Food & Beverage		210,780.7		586.8		14,210.0		225,577.5	2.6
Business Services		207,868.8		946.6		7,738.7		216,554.1	2.5
Agriculture Production — Non Food		199,451.2		0.0		9.0		199,460.2	2.3
Wholesale Trade — Non Industrial		180,841.8		2,239.4		11,945.7		195,026.9	2.3
Wholesale Trade — Industrial		167,253.4		103.9		27,470.1		194,827.4	2.3
Textiles & Garments		159,873.4		4,602.7		20,496.0		184,972.1	2.2
Infrastructure Development		109,841.9		9,762.5		55,773.0		175,377.4	2.0
Telecom		125,842.1		21,629.8		27,802.9		175,274.8	2.0
Iron & Steel		135,431.1		2,583.1		36,184.6		174,198.8	2.0
Housing Finance Companies		110,961.6		60,818.6		585.2		172,365.4	2.0
Others (none greater than 2%)		1,439,682.5		52,825.4		460,885.5		1,953,393.4	22.7

Total	Rs.	7,376,179.0	Rs.	324,031.5	Rs.	897,794.6	Rs.	8,598,005.1	100.0

	As of March 31, 2019
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	2,477,945.6	Rs.	0.0	Rs.	1,552.1	Rs.	2,479,497.7	US$	35,851.6	23.5
Retail trade		445,757.8		1,170.7		15,051.6		461,980.1		6,679.9	4.4
NBFC/Financial Intermediaries		311,477.1		98,274.0		13,203.1		422,954.2		6,115.6	4.0
Automobile & Auto Ancillary		352,979.1		10,413.9		32,546.7		395,939.7		5,725.0	3.8
Road Transportation		376,547.1		0.0		9,808.2		386,355.3		5,586.4	3.7
Consumer Services		354,060.4		3,957.3		13,757.6		371,775.3		5,375.6	3.5
Agriculture Production — Food		330,092.5		0.0		728.8		330,821.3		4,783.4	3.1
Power		251,169.4		37,188.7		39,998.4		328,356.5		4,747.8	3.1
Telecom		246,272.4		21,288.6		26,245.9		293,806.9		4,248.2	2.8
Real Estate & Property Services		257,056.8		1,978.8		33,482.7		292,518.3		4,229.6	2.8
Engineering		159,462.7		1,557.3		120,816.0		281,836.0		4,075.1	2.7
Food & Beverage		233,798.9		0.0		15,325.7		249,124.6		3,602.1	2.4
Business Services		236,853.7		249.2		11,318.3		248,421.2		3,592.0	2.4
Iron & Steel		195,488.6		5,514.4		44,149.5		245,152.5		3,544.7	2.3
Coal & Petroleum Products		92,504.7		705.0		150,857.5		244,067.2		3,529.0	2.3
Wholesale Trade — Industrial		192,708.4		67.8		29,835.7		222,611.9		3,218.8	2.1
Textiles & Garments		187,527.5		4,436.1		26,803.8		218,767.4		3,163.2	2.1
Infrastructure Development		128,273.5		9,035.5		79,596.8		216,905.8		3,136.3	2.1
Wholesale Trade — Non Industrial		200,089.4		248.3		12,218.2		212,555.9		3,073.4	2.0
Others (none greater than 2%)		2,081,399.0		76,801.2		470,669.6		2,628,869.8		38,011.4	24.9

Total	Rs.	9,111,464.6	Rs.	272,886.8	Rs.	1,147,966.2	Rs.	10,532,317.6	US$	152,289.1	100.0

Exposure to ten largest borrowers
Fair Value, Concentration of Risk

The Bank’s ten largest exposures as of March 31, 2018 and March 31, 2019, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2018
	Funded Exposure		Non-Funded Exposure		Total Exposure
	(In millions)
Borrower 1	Rs.	11,615.0	Rs.	79,373.2	Rs.	90,988.2
Borrower 2		80,006.2		87.1		80,093.3
Borrower 3		27,567.3		48,406.0		75,973.3
Borrower 4		59,631.9		13,790.6		73,422.5
Borrower 5		70,012.7		0.0		70,012.7
Borrower 6		34,673.6		22,396.4		57,070.0
Borrower 7		13,054.6		43,324.0		56,378.6
Borrower 8		6,001.5		48,749.4		54,750.9
Borrower 9		44,367.1		3,300.0		47,667.1
Borrower 10		45,000.0		0.0		45,000.0

	As of March 31, 2019
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	146,141.2	Rs.	6,457.1	Rs.	152,598.3	US$	2,206.5
Borrower 2		27,488.9		115,089.5		142,578.4		2,061.6
Borrower 3		120,004.3		312.8		120,317.1		1,739.7
Borrower 4		92,271.4		1,200.0		93,471.4		1,351.5
Borrower 5		80,008.5		32.6		80,041.1		1,157.3
Borrower 6		57,604.0		14,843.9		72,447.9		1,047.5
Borrower 7		32,948.9		34,806.0		67,754.9		979.7
Borrower 8		51,283.8		15,163.0		66,446.8		960.8
Borrower 9		43,602.4		22,513.2		66,115.6		956.0
Borrower 10		30,559.1		26,347.9		56,907.0		822.8